Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 743	$ 1,205
Restricted deposits	586	317
Trade receivables, net	5,860	5,006
Costs and estimated earnings in excess of billings on uncompleted contracts (Note 4)	613	1,096
Other accounts receivable and prepaid expenses	575	349
Inventories (Note 5)	7,871	7,102
Current assets related to discontinued operations (Note 1b.)	2,374	2,254
Total current assets	18,622	17,329
NON CURRENT ASSETS:
Long-term receivable and other deposits	737	742
Property, plant and equipment, net	3,159	2,650
Long-term assets related to discontinued operations	186	266
Total non-current assets	4,082	3,658
Total assets	22,704	20,987
CURRENT LIABILITIES:
Bank credit	522	575
Trade payables	2,906	2,557
Other accounts payable and accrued expenses	2,489	1,987
Advances from customers, net		839
Current liabilities related to discontinued operations	286	265
Total current liabilities	6,203	6,223
LONG-TERM LIABILITIES:
Convertible Note and Loans from shareholders, net (Note 7)	3,091	3,072
Accrued severance pay and other long term liability	747	663
Total long-term liabilities	3,838	3,735
SHAREHOLDERS EQUITY:
Share capital (Note 9) - Ordinary shares of NIS 0.03 par value - Authorized: 37,500,000 shares at June 30, 2017 and December 31, 2016; Issued and outstanding: 22,172,699 at June 30, 2017 and 21,246,502 at December 31, 2016, respectively.	258	250
Additional paid-in capital	90,068	89,407
Accumulated other comprehensive income	280	222
Accumulated deficit	(78,480)	(79,363)
Total RADA Electronic Industries shareholders' equity	12,126	10,516
Non-controlling interest	537	513
Total shareholders’ equity	12,663	11,029
Total liabilities and shareholders’ equity	$ 22,704	$ 20,987